Financial Instruments - Schedule of Fair Value Hierarchy of Financial Assets and Liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value Hierarchy of Financial Assets and Liabilities [Line Items]
Carrying amount	R$ (14,232)	R$ (13,925)
Fair value	(13,960)	(13,647)
Trade receivables with credit cards companies and sales tickets [Member]
Schedule of Fair Value Hierarchy of Financial Assets and Liabilities [Line Items]
Carrying amount	1,943	985
Fair value	1,943	985
Swaps of annual rates between currencies [Member]
Schedule of Fair Value Hierarchy of Financial Assets and Liabilities [Line Items]
Carrying amount	66
Fair value	66
Interest rate swaps [Member]
Schedule of Fair Value Hierarchy of Financial Assets and Liabilities [Line Items]
Carrying amount	(8)	(1)
Fair value	(8)	(1)
Interest rate swaps - CRI [Member]
Schedule of Fair Value Hierarchy of Financial Assets and Liabilities [Line Items]
Carrying amount	314	267
Fair value	314	267
Borrowings and financing (fair value) [Member]
Schedule of Fair Value Hierarchy of Financial Assets and Liabilities [Line Items]
Carrying amount	(4,087)	(3,182)
Fair value	(4,087)	(3,182)
Borrowings and financing (amortized cost) [Member]
Schedule of Fair Value Hierarchy of Financial Assets and Liabilities [Line Items]
Carrying amount	(12,460)	(11,994)
Fair value	R$ (12,188)	R$ (11,716)